Net gains on financial liabilities measured at fair value (Tables)	6 Months Ended
Jun. 30, 2026
Net Gains On Financial Liabilities Measured At Fair Value
Schedule of net gains on financial liabilities measured at fair value

	For the six months ended June 30,
(SEK in thousand)	2026	2025
Gains arising on derivative, convertible debt	-	190
Gains arising on derivative, warrants to investor	131,271	1,139
Gains arising on derivative, warrants related to the PIPE transactions	116,803	-
Gains arising on derivative, warrants to the SPAC transactions	64,392	-
Gains arising on derivative, warrants to customer	269,913	-
Total gains on financial liabilities measured at fair value	582,379	1,329